Annual Total Returns (Vanguard California Long-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard California Long-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund - Investor Shares)
12 Months Ended
Nov. 30, 2014
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	11.80%
2013	(2.54%)
2012	8.92%
2011	11.49%
2010	1.70%
2009	13.21%
2008	(6.87%)
2007	1.57%
2006	5.24%
2005	3.78%